Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses
Schedule of Expenses by Nature

	2020	2019
	$	$

Salaries, wages and benefits	9,371	7,831
Research and development expenditures, including clinical costs	19,989	13,594
Professional and consulting fees	2,488	1,779
Travel	66	680
Office, rent and telecommunications	760	684
Insurance	3,551	800
Marketing, communications and investor relations	1,579	1,675
Depreciation	515	527
Stock-based compensation (non-cash)	1,005	1,138
DSU compensation (non-cash)	537	(191)
Other	690	693
Foreign exchange loss (gain)	1,259	(84)
Accreted interest and valuation adjustments	36	1,239
Research and development tax credits	(1,699)	(1,571)
Government assistance	(4,991)	(861)

	35,156	27,933